Investment Strategy - Prudentials Gibraltar Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks and Performance Principal Investment Strategies.
Strategy Narrative [Text Block]	The Fund invests primarily in common stock and other securities convertible into common stock. Those investments can include American Depositary Receipts, which are dollar-denominated certificates representing a right to receive securities of a foreign issuer. The Fund's portfolio managers seek to invest in medium to large companies that they believe possess sustainable, above-market growth in revenues, earnings, and cash flows and reasonable valuations, resulting in a fund that exhibits growth characteristics blended with valuations comparable to that of the market. The Fund may also invest in preferred stock, bonds, debenture notes and other evidences of indebtedness of a character customarily acquired by institutional investors. These investments may or may not be convertible into stock or accompanied by warrants or rights to acquire stock. These investments may or may not be publicly traded. The Fund may also invest in money market instruments, such as short-term debt securities. The Fund usually invests only a moderate proportion of its assets in money market instruments to facilitate purchases and redemptions and portfolio trading. The Fund may lend its securities and invest in warrants.